Sprott Gold Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Gold Bullion - 15.8%
United States - 15.8%
Gold Bullion (a)	59,199	$155,964,528

Gold Related Securities - 69.4%(b)
Australia - 14.3%
Bellevue Gold, Ltd. (a)	13,346,505	12,179,741
Emerald Resources NL (a)	2,707,360	7,224,867
Evolution Mining, Ltd.	5,073,421	16,274,792
Northern Star Resources, Ltd.	2,073,794	22,896,395
OceanaGold Corp.	13,500,000	38,230,619
Perseus Mining, Ltd.	14,000,000	25,261,848
Spartan Resources, Ltd. (a)	19,039,949	18,955,046
		141,023,308
Canada - 48.3%
Agnico Eagle Mines Ltd.	620,495	49,985,530
Alamos Gold, Inc. - Class A	1,714,200	34,181,148
B2Gold Corp.	500,000	1,540,000
Calibre Mining Corp. (a)	13,887,631	26,800,782
Dundee Precious Metals, Inc.	963,500	9,760,028
Eldorado Gold Corp. (a)(c)	650,000	11,290,500
Equinox Gold Corp. (a)	5,954,995	36,325,712
Falco Resources, Ltd. (a)(c)(d)	16,722,300	4,574,846
G Mining Ventures Corp. (a)	1,285,300	8,914,277
I-80 Gold Corp. (a)(c)	16,340,264	18,968,697
IAMGOLD Corp. (a)	3,600,000	18,828,000
International Tower Hill Mines, Ltd. (Originally acquired 11/10/2010; Cost $36,259,078) (a)(d)(e)	19,627,315	10,739,187
International Tower Hill Mines, Ltd. (a)(d)	4,061,722	2,276,189
Jaguar Mining, Inc. (a)(c)(d)	5,709,459	22,543,167
Kinross Gold Corp.	1,000,000	9,360,000
Lundin Gold, Inc.	1,150,000	24,871,530
Novagold Resources, Inc. (a)	1,730,800	7,096,280
Osisko Development Corp. (a)	760,791	1,625,706
Osisko Gold Royalties, Ltd.	2,189,885	40,560,922
Osisko Mining, Inc. (a)	2,299,387	8,279,799
Pan American Silver Corp. (c)	1,163,445	24,281,097
Sandstorm Gold, Ltd.	334,593	2,007,558
SilverCrest Metals, Inc. (a)	4,056,600	37,643,040
Torex Gold Resources, Inc. (a)	1,533,900	29,272,771
Wesdome Gold Mines, Ltd. (a)	3,065,200	28,760,685
Wheaton Precious Metals Corp.	100,000	6,108,000
		476,595,451
South Africa - 0.8%
Gold Fields, Ltd. - ADR (c)	506,000	7,767,100
		$–
United Kingdom - 1.0%
Endeavour Mining PLC	441,683	10,496,278
		$–
United States - 5.0%
Contango ORE, Inc. (a)(c)	224,909	4,331,747
Electrum Ltd. (Originally acquired 12/21/2007; Cost $13,065,361) (a)(f)	2,127,287	-
Newmont Corp. (c)	450,000	24,052,500
Perpetua Resources Corp. (a)(c)	2,216,265	20,722,078
		49,106,325
Total Gold Related Securities		684,988,462

Other Precious Metals Related Securities - 9.5%
Canada - 4.5%
GoGold Resources, Inc. (a)	8,900,000	8,423,232
MAG Silver Corp. (a)	1,107,665	15,585,689
MAG Silver Corp. (a)(c)	392,835	5,515,403
Triple Flag Precious Metals Corp.	192,330	3,114,368
Vizsla Royalties Corp. (a)	114,583	154,195
Vizsla Silver Corp. (a)	6,090,500	11,663,570
		44,456,457
United States - 5.0%
Coeur Mining, Inc. (a)(c)	2,100,000	14,448,000
Gatos Silver, Inc. (a)	2,039,548	30,756,384
Sunshine Silver Mining and Refining (Originally acquired 03/15/2011; Cost $4,525,333) (a)(f)	243,691	3,655,365
		48,859,749
Total Other Precious Metals Related Securities		93,316,206

Other Securities - 0.8%
United States - 0.8%
Blue Spark Energy Systems, Inc. (Originally acquired 11/26/2008; Cost $745) (a)(f)	74,532	745
Gold Bullion International LLC (Originally acquired 05/12/2010; Cost $5,000,000) (a)(d)(f)	5,000,000	7,150,000
I-Pulse Inc. (Acquired 11/26/2008 - 03/15/2011; Cost $125,352) (a)(f)	74,532	756,500
		7,907,245
Total Other Securities		7,907,245
TOTAL COMMON STOCKS (Cost $668,820,736)		942,176,441

PRIVATE FUNDS - 1.9%	Shares	Value
Tocqueville Bullion Reserve LP (a)(d)	7,619	18,571,211
TOTAL PRIVATE FUNDS (Cost $13,795,735)		18,571,211

CONVERTIBLE BONDS - 0.5%	Par	Value
Gold Related Securities - 0.5%
Canada - 0.5%
I-80 GOLD CORP, 8.00%, 02/22/2027, (Originally acquired 02/17/2023; Cost $5,120,554) (f)(e)	5,120,554	4,808,251
TOTAL CONVERTIBLE BONDS (Cost $5,120,554)		4,808,251

WARRANTS - 0.1%	Contracts	Value
Gold Related Securities - 0.0%(g)
Canada — 0.0%(g)
Falco Resources, Ltd., Expires 07/31/2025, Exercise Price $0.55 (a)(d)(e)	3,750,000	39,096
Osisko Development Corp., Expires 03/02/2027, Exercise Price $14.75 (a)	499,999	46,212
		85,308
United States — 0.0%(g)
Contango ORE, Inc., Expires 05/09/2026, Exercise Price $30.00 (a)(e)	100,000	149,100
Total Gold Related Securities		234,408

Other Precious Metals Related Securities - 0.1%
Canada — 0.1%
Vizsla Royalties Corp., Expires 12/26/2024, Exercise Price $0.50 (a)	114,583	107,598
Vizsla Silver Corp., Expires 11/15/2024, Exercise Price $2.00 (a)	1,718,750	767,715
		875,313
Total Other Precious Metals Related Securities		875,313
TOTAL WARRANTS (Cost $0)		1,109,721

SHORT-TERM INVESTMENTS - 5.7%
Investments Purchased with Proceeds from Securities Lending - 3.3%	Units
United States — 3.30%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95% (h)	32,256,215	32,256,215

Money Market Funds - 2.4%	Shares
Invesco Treasury Portfolio - Class Institutional, 4.79% (h)	23,903,750	23,903,750
TOTAL SHORT-TERM INVESTMENTS (Cost $56,159,965)		56,159,965

TOTAL INVESTMENTS - 103.7% (Cost $743,896,990)		1,022,825,589
Liabilities in Excess of Other Assets - (3.7)%		(36,033,860)
TOTAL NET ASSETS - 100.0%		$986,791,729

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
This security or a partial position of this security is on loan as of September 30, 2024. The total market value of securities on loan as of September 30, 2024 was $30,207,333. The loaned securities were secured with cash collateral of $32,256,215. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(d)	Affiliated company as defined by the Investment Company Act of 1940.
(e)	Security considered restricted. The total market value of these securities was $15,735,634 which represented 1.6% of net assets as of September 30, 2024.
(f)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. The aggregate value of fair valued securities as of September 30, 2024 is $16,370,861, which represented 1.7% of net assets.

(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Fair Value Hierarchy

Sprott Gold Equity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2. Gold bullion is valued using the latest available price on the valuation day and is classified as Level 1.

Investment in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the Valuation Committee pursuant to the Fair Value Policies and Procedures. These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.

Investments classified within Level 3 have significant unobservable inputs used by Sprott Asset Management USA, Inc. (the "Adviser") in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

For securities traded principally on foreign exchanges, the Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used to value the Fund's investments at September 30, 2024.

Sprott Gold Equity Fund (a)

Investments in Securities at Value	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$-	$684,988,462	$-	$-	$684,988,462
Other Precious Metals Related	-	89,660,841	-	3,655,365	93,316,206
Other	-	-	-	7,907,245	7,907,245
Total Common Stocks	-	774,649,303	-	11,562,610	786,211,913

Gold Bullion	-	155,964,528	-	-	155,964,528

Private Fund (b)(c)	18,571,211	-	-	-	18,571,211

Convertible Bond	-	-	-	4,808,251	4,808,251

Warrants	-	107,598	1,002,123	-	1,109,721

Money Market Fund	-	23,903,750	-	-	23,903,750

Investments Purchased with Proceeds from Security Lending (b)	32,256,215	-	-	-	32,256,215

Total Assets	$50,827,426	$954,625,179	$1,002,123	$16,370,861	$1,022,825,589

(a) For a detailed sector breakdown, please see the accompanying Schedule of Investments.

(b) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the Schedule of Investments.

(c)As of September 30, 2024, the Fund invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. Due to the elapsed time, the investment of the Fund is not subject to any redemption fees going forward.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:
Sprott Gold Equity Fund
Balance as of December 31, 2023	$14,190,629
Purchases	299,544
Sales	-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	2,099,862
Transfer in/(out) of Level 3	(219,174)
Balance as of September 30, 2024	$16,370,861

As of September 30, 2024 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $2,099,862.

Transactions with Affiliates*

The following issuers are Portfolio affiliates of the Fund; that is, the Adviser controlled the company or held 5% or more of the outstanding voting securities during the period from January 1, 2024 through September 30, 2024. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	January 1, 2024		Additions		Reductions		September 30, 2024	Interest	Dividend	Realized	Change in Gross Unrealized	September 30, 2024
Issuer Name	Share/Principal Balance	Cost	Share/Principal Balance	Cost	Share/Principal Balance	Cost	Share/Principal Balance	Income	Income	Gain/(Loss)	Appreciation/(Depreciation)	Value	Cost

Sprott Gold Equity Fund

Common Stock - Gold Related Securities
Contango ORE, Inc. (a)(b)	553,200	10,910,800	-	-	(328,291)	(6,302,620)	224,909			453,382	615,915	4,331,747	4,608,180
Falco Resources Ltd. (a)	23,722,300	14,359,879	-	-	(7,000,000)	(4,669,749)	16,722,300	-	-	(3,165,947)	7,185,756	4,574,846	9,690,130
I-80 Gold Corp. (a)(b)	16,840,264	32,550,285	1,000,000	-	(1,500,000)	(1,759,341)	16,340,264	-	-	(766,429)	(8,884,290)	18,968,697	30,790,944
International Tower Hill Mines Ltd. (a)	6,100,222	21,566,291	-	-	(2,038,500)	(6,500,564)	4,061,722	-	-	(5,439,424)	5,208,123	2,276,189	15,065,727
International Tower Hill Mines Ltd. (a)(c)	18,664,631	35,619,856	962,684	639,222	-	-	19,627,315	-	-	-	(746,242)	10,739,187	36,259,078
Jaguar Mining, Inc. (a)	5,709,459	3,621,672	-	-	-	-	5,709,459	-	-	-	14,959,568	22,543,167	3,621,672
Strategic Metals Ltd. (a)(b)	6,853,500	9,827,021	-	-	(6,853,500)	(9,827,021)	-	-	-	(8,962,422)	8,792,570	-	-
Common Stock - Other Securities
Gold Bullion International (a)	5,000,000	5,000,000	-	-	-	-	5,000,000	-	467,960	-	250,000	7,150,000	5,000,000
Private Funds
Tocqueville Bullion Reserve LP - Class G (a)(d)	7,619	13,795,735	-	-	-	-	7,619	-	-	-	3,981,642	18,571,211	13,795,735
Convertible Bond
I-80 Gold Corp. (a)(b)(c)	4,821,010	4,821,010	299,544	299,544	-	-	5,120,554	296,879	-	-	(32,029)	4,808,251	5,120,554
Warrants - Gold Related Securities
Contango ORE, Inc. (a)(b)(c)	100,000	-	-	-	-	-	100,000	-	-	-	(49,260)	149,100	-
Falco Resources Ltd. (a)(c)	3,750,000	-	-	-	-	-	3,750,000	-	-	-	38,813	39,096	-
		$ 152,072,549		$ 938,766		$ (29,059,295)		$ 296,879	$ 467,960	$ (17,880,840)	$ 31,709,566	$ 94,151,491	$ 123,952,020
Securities no longer affiliated at September 30, 2024												$ 28,257,795	$ 40,519,678
Securities affiliated at September 30, 2024												65,893,696	83,432,342

* All affiliates listed are neither majority-owned subsidiaries or other controlled companies.
(a) Non-income producing security
(b) Security is no longer an affiliated company at September 30, 2024.
(c) Denotes a security that is either fully or partially restricted for sale.
(d) Tocqueville Bullion Reserve ("TBR") is a Delaware Limited Partnership created for the purpose of owning physical gold. John Hathaway is an independent Director of the TBR Cayman entities and is a TBR limited partner.